Events Subsequent to the Balance Sheet Date (Details) - USD ($)			6 Months Ended
	Aug. 11, 2026	Jul. 27, 2026	Jun. 30, 2026	Jun. 30, 2025
Events Subsequent to the Balance Sheet Date [Line Items]
Gross proceeds			$ 5,154,000	$ 197,000
Trading days			20 days
Sales Agreement [Member]
Events Subsequent to the Balance Sheet Date [Line Items]
Gross proceeds			$ 16,003,000
Subsequent Event [Member]
Events Subsequent to the Balance Sheet Date [Line Items]
Market capitalization	$ 75,000,000
Interest rate	10.00%
Conversion price	$ 40.37625
Percent volume weighted average prices of the ordinary shares	$ 0.80
Subsequent Event [Member] | Senior Secured Convertible Promissory Note [Member]
Events Subsequent to the Balance Sheet Date [Line Items]
Maturity date	Mar. 23, 2027
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Events Subsequent to the Balance Sheet Date [Line Items]
Payments for purchase of private placement		$ 400,000,000
Minimum [Member] | Subsequent Event [Member]
Events Subsequent to the Balance Sheet Date [Line Items]
Market capitalization	$ 75,000
Principal amount outstanding increase	16,300,000
Amount of monthly payments	$ 2,300,000
Percent of premium	2.50%
Maximum [Member] | Subsequent Event [Member]
Events Subsequent to the Balance Sheet Date [Line Items]
Principal amount outstanding increase	$ 19,200,000
Amount of monthly payments	$ 1,200,000
Percent of premium	5.00%
Ordinary Shares [Member] | Sales Agreement [Member]
Events Subsequent to the Balance Sheet Date [Line Items]
Shares issued			2,929
Ordinary Shares [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member]
Events Subsequent to the Balance Sheet Date [Line Items]
Payments for purchase of private placement		$ 400,000,000